Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 8,282,771	$ 12,272,444	$ 12,899,812	$ 15,116,531	$ 38,027,509
Accounts receivable, net	721,600	505,074		308,551
Prepaid expenses and other current assets	592,566	434,444		474,029
Current assets of discontinued operations		231,978		1,248,569
Current assets held for sale				5,315,107
Total Current Assets	9,596,937	13,443,940		22,462,787
Property and equipment, net	12,436,040	15,252,357		21,235,384
Intangible assets, net	2,562,287	3,652,490		1,273,030
Goodwill	1,674,281	1,674,281		1,674,281
Other assets	381,660	369,769		384,357
Total Assets	26,651,205	34,392,837		47,029,839
Current Liabilities
Accounts payable	219,366	323,625		877,134
Accrued expenses	1,103,340	911,210		1,629,218
Deferred revenues	975,089	1,161,520		1,486,754
Current maturities of capital lease obligations	411,309	791,009		992,690
Current liabilities of discontinued operations	1,030,535	1,240,000		3,907,368
Deferred rent	168,985	110,738		63,012
Long-term debt, net of debt discount of $1,803,742	0	31,487,253
Total Current Liabilities	4,617,857	36,025,355		8,956,176
Long-Term Liabilities
Long-term debt, net of debt discount of $1,005,292	33,301,998			33,003,962
Capital lease obligations, net of current maturities	204,752	158,703		932,826
Other	920,937	1,062,237		1,591,188
Total Long-Term Liabilities	34,427,687	1,220,940		35,527,976
Total Liabilities	39,045,544	37,246,295		44,484,152
Commitments (Note 15)
Stockholders' Deficit
Common stock, par value $0.001; 200,000,000 shares authorized; 394,399 and 244,369 shares issued and outstanding, respectively	394	244		45
Additional paid-in-capital	174,676,619	173,801,022		158,764,373
Accumulated deficit	(187,071,354)	(176,655,227)		(156,218,731)
Total Stockholders' Deficit	(12,394,339)	(2,853,458)		2,545,687	$ 41,962,027
Total Liabilities and Stockholders' Deficit	26,651,205	34,392,837		47,029,839
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock
Series B Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock
Series C Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock
Series D Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock		2
Series E Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock		500
Series F Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock		$ 1